Prepaid Royalties, Net (Tables)	12 Months Ended
Jul. 31, 2026
Prepaid Royalties, Net [Abstract]
Schedule of Movement in Prepaid Royalties

Movement in prepaid royalties for the years ended July 31, 2026 and 2025 is as follows:

	For the years ended July 31,
	2026	2025	2024
Beginning balance	$3,499,962	$3,660,198	$2,976,290
Reclassification from prepaid expenses	449,448	—	—
Additions	1,380,447	2,024,883	2,105,413
Minimum guarantee carried over by licensor (noncash) (1)	30,522	—	—
Amortization	(1,092,366)	(1,698,654)	(1,260,248)
Impairment	—	(483,149)	—
Foreign currency translation	(204,709)	(3,316)	(161,257)
Ending balance	$4,063,304	$3,499,962	$3,660,198

(1)	In the year ended July 31, 2026, a licensor agreed to carry over to a new title a prepaid royalties that the Group had previously paid and expensed for an earlier title. The balance of the carry over is $30,522 (or JPY 4.75 million). The contractual carryover does not, by itself, provide a basis to reinstate the previously expensed amount as a prepaid royalty asset or to recognize a corresponding reduction of cost of revenue. Impairment losses are not reversed.